UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $409,474 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     6767    92521 SH       SOLE                    92521
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108     3503   623339 SH       SOLE                   623339
AMERICAN APPAREL INC           COM              023850100     4150   439155 SH       SOLE                   439155
APPLE INC                      COM              037833100    27728   193229 SH       SOLE                   193229
AT&T INC                       COM              00206R102    17001   443900 SH  CALL SOLE                   443900
AT&T INC                       COM              00206R102    20256   528875 SH       SOLE                   528875
BAIDU COM INC                  SPON ADR REP A   056752108     8693    36275 SH       SOLE                    36275
BIGBAND NETWORKS INC           COM              089750509     4308   751784 SH       SOLE                   751784
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    12116  1659776 SH       SOLE                  1659776
CARNIVAL CORP                  PAIRED CTF       143658300    13818   341360 SH       SOLE                   341360
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202    13023   152796 SH       SOLE                   152796
CEVA INC                       COM              157210105      147    19238 SH       SOLE                    19238
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     1048    46794 SH       SOLE                    46794
CTRIP COM INTL LTD             ADR              22943F100     3216    60659 SH       SOLE                    60659
DECKERS OUTDOOR CORP           COM              243537107    14497   134460 SH       SOLE                   134460
DOMINOS PIZZA INC              COM              25754A201     2507   185818 SH       SOLE                   185818
EHEALTH INC                    COM              28238P109     5356   242673 SH       SOLE                   242673
ELBIT IMAGING LTD              ORD SHS          M37605108     1507    35740 SH       SOLE                    35740
GAP INC DEL                    COM              364760108     2270   115342 SH       SOLE                   115342
GIANT INTERACTIVE GROUP INC    ADR              374511103     1678   132678 SH       SOLE                   132678
GOOGLE INC                     CL A             38259P508    34016    77227 SH       SOLE                    77227
HASBRO INC                     COM              418056107    18298   655847 SH       SOLE                   655847
HEWLETT PACKARD CO             COM              428236103    16612   363819 SH       SOLE                   363819
MERCADOLIBRE INC               COM              58733R102      624    15697 SH       SOLE                    15697
MGM MIRAGE                     COM              552953101     5324    90600 SH  PUT  SOLE                    90600
MIPS TECHNOLOGIES INC          COM              604567107      259    65336 SH       SOLE                    65336
NETEASE COM INC                SPONSORED ADR    64110W102    21960  1143170 SH       SOLE                  1143170
NOKIA CORP                     SPONSORED ADR    654902204    46114  1448760 SH       SOLE                  1448760
ORACLE CORP                    COM              68389X105     1818    92924 SH       SOLE                    92924
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    10499   462309 SH       SOLE                   462309
PHILLIPS VAN HEUSEN CORP       COM              718592108     4736   124892 SH       SOLE                   124892
PRICELINE COM INC              COM NEW          741503403    21789   180281 SH       SOLE                   180281
RESEARCH IN MOTION LTD         COM              760975102    32885   293018 SH       SOLE                   293018
RUBY TUESDAY INC               COM              781182100     5127   683606 SH       SOLE                   683606
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     8310   285572 SH       SOLE                   285572
SINCLAIR BROADCAST GROUP INC   CL A             829226109     5129   575691 SH       SOLE                   575691
SUCCESSFACTORS INC             COM              864596101     2586   264948 SH       SOLE                   264948
TESSERA TECHNOLOGIES INC       COM              88164L100     9799   471086 SH       SOLE                   471086